Other Receivables- Short Term (Schedule of other receivables short term) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Government authorities	$ 701	$ 494
Income receivables	50	558
Prepaid expenses and other	359	458
Other Receivables- Short Term	$ 1,110	$ 1,510